Summary of significant accounting policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	6 Months Ended
Jun. 30, 2020
Office Equipment
Property Plant And Equipment
Estimated useful lives of property and equipment	3 years
Electronic Equipment
Property Plant And Equipment
Estimated useful lives of property and equipment	3 years
Vehicle
Property Plant And Equipment
Estimated useful lives of property and equipment	4 years
Laboratory Equipment
Property Plant And Equipment
Estimated useful lives of property and equipment	5 years
Manufacturing Equipment
Property Plant And Equipment
Estimated useful lives of property and equipment	10 years
Leasehold Improvements
Property Plant And Equipment
Estimated useful lives of property and equipment	lesser of useful life or lease term